Securitisation, covered bonds and other transferred assets	12 Months Ended
Sep. 30, 2023
Securitisation, covered bonds and other transferred assets
Securitisation, covered bonds and other transferred assets

Note 15. Securitisation, covered bonds and other transferred assets

The Group enters into transactions in the normal course of business by which financial assets are transferred to counterparties or structured entities. Depending on the circumstances, these transfers may result in de-recognition of the assets in their entirety, partial de-recognition or no de-recognition of the assets subject to the transfer. For the Group’s accounting policy on de-recognition of financial assets refer to the notes to the financial statements section before Note 9 titled ‘Financial assets and financial liabilities’.

Securitisation

Securitisation is the transferring of assets (or an interest in either the assets or the cash flows arising from the assets) to a structured entity which then issues the majority of interest bearing debt securities to third party investors for funding deals and to Westpac for liquidity deals.

Securitisation of its own assets is used by Westpac as a funding and liquidity tool.

For securitisation structured entities which Westpac controls, as defined in Note 30, the structured entities are classified as subsidiaries and consolidated. When assessing whether Westpac controls a structured entity, it considers its exposure to and ability to affect variable returns. Westpac may have variable returns from a structured entity through ongoing exposures to the risks and rewards associated with the assets, the provision of derivatives, liquidity facilities, trust management and operational services.

Undrawn funding and liquidity facilities of $356 million (2022: $406 million) were provided by Westpac for the securitisation of its own assets.

Covered bonds

The Group has two covered bond programs relating to Australian residential mortgages (Australian Program) and New Zealand residential mortgages (New Zealand Program). Under these programs, selected pools of residential mortgages are assigned to bankruptcy remote structured entities which provide guarantees on the payments to bondholders. Through the guarantees and derivatives with the structured entities, Westpac has variable returns from these structured entities and consolidates them.

Repurchase agreements

Where securities are sold subject to an agreement to repurchase at a predetermined price, they remain recognised in the balance sheet in their original category (i.e. Trading securities or Investment securities).

The cash consideration received is recognised as a liability (Repurchase agreements). Refer to Note 19 for further details.

Note 15. Securitisation, covered bonds and other transferred assets (continued)

The following tables present Westpac’s assets transferred and their associated liabilities.

			For those liabilities that only have
			recourse to the transferred assets:
	Carrying	Carrying	Fair	Fair
	amount of	amount of	value of	value of	Net fair
	transferred	associated	transferred	transferred	value
$m	assets	liabilities	assets	liabilities	position
Consolidated
2023
Securitisation[1]	4,329	4,298	4,306	4,294	12
Covered bonds[2]	50,296	41,605	n/a	n/a	n/a
Repurchase agreements	35,075	25,059	n/a	n/a	n/a
Total	89,700	70,962	4,306	4,294	12
2022
Securitisation[1]	5,001	4,973	4,955	4,932	23
Covered bonds[2]	45,809	31,802	n/a	n/a	n/a
Repurchase agreements	57,934	41,257	n/a	n/a	n/a
Total	108,744	78,032	4,955	4,932	23
Parent Entity
2023
Securitisation[1]	5,114	5,082	5,088	5,079	9
Covered bonds[2]	43,291	36,954	n/a	n/a	n/a
Repurchase agreements	28,968	20,315	n/a	n/a	n/a
Total	77,373	62,351	5,088	5,079	9
2022
Securitisation[1]	6,004	5,961	5,948	5,919	29
Covered bonds[2]	39,179	28,664	n/a	n/a	n/a
Repurchase agreements	53,512	37,764	n/a	n/a	n/a
Total	98,695	72,389	5,948	5,919	29

1.	The carrying amount of assets securitised exceeds the amount of notes issued primarily because the carrying amount includes both principal and income received from the transferred assets.
2.

The difference between the carrying values of covered bonds and the assets pledged reflects the over-collateralisation required to maintain the ratings of the covered bonds and also additional assets to allow immediate issuance of additional covered bonds if required. These additional assets can be repurchased by Westpac at its discretion, subject to the conditions set out in the transaction documents.